UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (96.3%)(a)
		Shares	Value

Australia (1.9%)

Challenger, Ltd.		1,266,023	$8,142,245

Medibank Private, Ltd.		4,443,837	9,980,823

			18,123,068
Belgium (1.9%)

Anheuser-Busch InBev SA/NV		139,923	17,443,014

			17,443,014
Brazil (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	13

Global Fashion Holding SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	644,883

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	13

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

			644,914
Canada (0.8%)

Suncor Energy, Inc.		262,400	7,307,802

			7,307,802
China (3.2%)

China Mobile, Ltd.		620,000	6,909,447

Ctrip.com International, Ltd. ADR(NON)(S)		160,900	7,121,434

Skyworth Digital Holdings, Ltd.		11,191,976	6,925,237

Tencent Holdings, Ltd.		445,400	9,094,776

			30,050,894
Denmark (0.9%)

Pandora A/S		65,210	8,503,596

			8,503,596
Finland (1.1%)

Nokia OYJ(NON)		1,769,677	10,462,555

			10,462,555
France (9.0%)

Airbus Group SE		215,746	14,316,045

Natixis SA		1,934,306	9,490,175

Numericable Sfr SA		238,652	10,012,303

Sanofi		176,948	14,230,943

Societe Generale SA		264,634	9,734,899

Valeo SA		66,436	10,330,043

Veolia Environnement SA		644,645	15,515,468

			83,629,876
Germany (4.3%)

Henkel AG & Co. KGaA (Preference)		131,714	14,515,547

RIB Software AG(S)		162,266	1,678,656

RWE AG		520,944	6,736,605

Siemens AG		166,985	17,699,034

			40,629,842
Hong Kong (0.8%)

WH Group, Ltd. 144A(NON)		10,496,000	7,604,081

			7,604,081
India (1.5%)

Bharti Infratel, Ltd.		1,150,193	6,633,942

Tata Motors, Ltd.(NON)		1,262,398	7,369,747

			14,003,689
Ireland (4.6%)

Bank of Ireland(NON)		27,889,054	8,084,827

CRH PLC		306,132	8,625,519

Kerry Group PLC Class A		140,910	13,124,085

Permanent TSB Group Holdings PLC(NON)		650,483	2,003,275

Smurfit Kappa Group PLC		427,395	11,010,357

			42,848,063
Israel (0.6%)

Mobileye NV(NON)(S)		158,400	5,906,736

			5,906,736
Italy (4.7%)

Fiat Chrysler Automobiles NV		1,910,197	15,323,664

Luxottica Group SpA		149,781	8,265,903

Mediaset SpA		2,243,287	9,229,874

Telecom Italia SpA RSP		13,185,475	11,479,489

			44,298,930
Japan (18.0%)

AIN Holdings, Inc.		70,900	3,634,928

Astellas Pharma, Inc.		973,500	12,944,536

Daikin Industries, Ltd.		161,500	12,071,065

Electric Power Development Co., Ltd.		296,700	9,266,520

Japan Airlines Co., Ltd.		227,500	8,332,267

Japan Hotel REIT Investment Corp(R)		7,237	6,372,444

Japan Tobacco, Inc.		486,300	20,265,201

Kao Corp.		238,600	12,726,605

KDDI Corp.		609,200	16,271,315

LIXIL Group Corp.		459,100	9,361,895

Mitsui Fudosan Co., Ltd.		351,000	8,757,457

Murata Manufacturing Co., Ltd.		69,100	8,331,663

Nintendo Co., Ltd.		87,400	12,425,252

Nippon Telegraph & Telephone Corp.		397,200	17,109,828

Yamaha Motor Co., Ltd.		640,900	10,660,312

			168,531,288
Netherlands (5.0%)

Akzo Nobel NV		192,572	13,085,712

ING Groep NV GDR		1,488,813	17,928,159

Unilever NV ADR		358,604	16,017,086

			47,030,957
New Zealand (1.0%)

Spark New Zealand, Ltd.		3,766,738	9,503,030

			9,503,030
Spain (2.8%)

Cellnex Telecom SAU 144A		409,512	6,527,468

Grifols SA ADR		614,514	9,506,532

International Consolidated Airlines Group SA		1,332,489	10,546,007

			26,580,007
Sweden (3.2%)

Com Hem Holding AB		1,220,847	11,249,438

Securitas AB Class B		583,477	9,657,771

Swedbank AB Class A		436,533	9,352,146

			30,259,355
Switzerland (2.8%)

Novartis AG		290,523	20,986,040

Syngenta AG		12,530	5,193,689

			26,179,729
Turkey (0.5%)

Turkiye Garanti Bankasi AS		1,542,208	4,503,757

			4,503,757
United Kingdom (24.9%)

Admiral Group PLC		274,085	7,783,590

Associated British Foods PLC		311,471	14,927,172

AstraZeneca PLC		238,716	13,329,299

Centrica PLC		4,021,444	13,097,853

Compass Group PLC		833,110	14,643,308

Imperial Brands PLC		233,018	12,899,960

Metro Bank PLC(NON)		194,505	5,251,924

Persimmon PLC		585,062	17,461,700

Prudential PLC		825,236	15,305,891

Rio Tinto PLC		413,891	11,679,686

Royal Dutch Shell PLC Class A		1,254,866	30,272,917

Shire PLC		234,963	13,460,645

St James's Place PLC		653,862	8,573,105

Virgin Money Holdings UK PLC		1,815,983	9,568,168

Vodafone Group PLC		4,184,566	13,337,821

Wolseley PLC		160,279	9,025,183

Worldpay Group PLC(NON)		1,612,683	6,343,952

WPP PLC		712,755	16,609,845

			233,572,019
United States (2.7%)

Alphabet, Inc. Class C(NON)		13,711	10,214,009

Amazon.com, Inc.(NON)		12,300	7,301,772

KKR & Co. LP		491,900	7,226,013

			24,741,794

Total common stocks (cost $872,228,711)			$902,358,996

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd.		9,797	$9,483,455

Total preferred stocks (cost $9,801,190)			$9,483,455

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	Shares	13,761,730	$13,761,730

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	19,613,331	19,613,331

SSgA Prime Money Market Fund Class N 0.40%(P)	Shares	1,030,000	1,030,000

U.S. Treasury Bills 0.30%, June 9, 2016(SEGSF)		$2,810,000	2,809,019

U.S. Treasury Bills 0.31%, May 19, 2016(SEGSF)		171,000	170,970

U.S. Treasury Bills 0.28%, May 12, 2016(SEGSF)		250,000	249,973

U.S. Treasury Bills 0.35%, May 5, 2016(SEGSF)		139,000	138,988

Total short-term investments (cost $37,773,304)			$37,774,011

TOTAL INVESTMENTS

Total investments (cost $919,803,205)(b)			$949,616,462

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $273,399,358) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/15/16	$12,245,615	$11,872,827	$(372,788)
Barclays Bank PLC
	Canadian Dollar	Buy	4/20/16	4,692,983	4,211,641	481,342
	Euro	Sell	6/15/16	7,084,603	6,731,303	(353,300)
	Hong Kong Dollar	Sell	5/18/16	248,221	247,298	(923)
	Japanese Yen	Buy	5/18/16	16,480,425	16,840,975	(360,550)
	Singapore Dollar	Buy	5/18/16	2,971,955	2,892,173	79,782
	Swiss Franc	Buy	6/15/16	6,651,219	6,463,294	187,925
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	5,308,994	4,953,861	355,133
	Canadian Dollar	Buy	4/20/16	3,424,642	3,371,846	52,796
	Canadian Dollar	Sell	4/20/16	3,424,642	3,322,501	(102,141)
	Danish Krone	Buy	6/15/16	8,811,014	8,518,808	292,206
Credit Suisse International
	Australian Dollar	Buy	4/20/16	7,033,236	6,651,584	381,652
	British Pound	Sell	6/15/16	8,804,885	8,620,886	(183,999)
	Chinese Yuan (Offshore)	Sell	5/18/16	29,809,846	28,782,958	(1,026,888)
	Euro	Sell	6/15/16	10,482,417	10,006,302	(476,115)
	Japanese Yen	Buy	5/18/16	921,683	900,890	20,793
	New Zealand Dollar	Sell	4/20/16	2,805,401	2,705,774	(99,627)
	Norwegian Krone	Buy	6/15/16	452,491	432,822	19,669
	Swiss Franc	Buy	6/15/16	4,819,087	4,684,558	134,529
Deutsche Bank AG
	Australian Dollar	Buy	4/20/16	1,396,092	1,296,367	99,725
	New Zealand Dollar	Sell	4/20/16	4,604,719	4,462,298	(142,421)
Goldman Sachs International
	British Pound	Sell	6/15/16	3,240,041	3,204,551	(35,490)
	Japanese Yen	Buy	5/18/16	5,984,471	6,318,249	(333,778)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	11,435,102	11,253,256	(181,846)
	Euro	Sell	6/15/16	10,681,872	10,332,367	(349,505)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	473,350	463,498	(9,852)
	Canadian Dollar	Buy	4/20/16	8,086,671	7,565,745	520,926
	Euro	Sell	6/15/16	6,519,765	6,282,802	(236,963)
	Norwegian Krone	Buy	6/15/16	5,339,336	5,108,545	230,791
	Singapore Dollar	Buy	5/18/16	9,321,760	8,801,652	520,108
	South Korean Won	Sell	5/18/16	7,222,365	6,808,876	(413,489)
	Swedish Krona	Sell	6/15/16	3,632,102	3,439,639	(192,463)
	Swiss Franc	Buy	6/15/16	8,483,454	8,243,829	239,625
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	592,416	553,130	39,286
	British Pound	Sell	6/15/16	10,891,217	10,683,776	(207,441)
	Euro	Sell	6/15/16	8,817,323	8,417,858	(399,465)
	Israeli Shekel	Buy	4/20/16	917,286	897,432	19,854
	Japanese Yen	Buy	5/18/16	134,833	134,527	306
	Norwegian Krone	Buy	6/15/16	7,248	6,932	316
	Swiss Franc	Buy	6/15/16	4,896,709	4,758,062	138,647
UBS AG
	Australian Dollar	Buy	4/20/16	237,227	221,395	15,832
	British Pound	Sell	6/15/16	10,023,815	9,817,379	(206,436)
	Euro	Sell	6/15/16	11,467,606	10,949,258	(518,348)
	Swiss Franc	Buy	6/15/16	11,352,622	11,033,318	319,304
WestPac Banking Corp.
	Japanese Yen	Sell	5/18/16	183,610	132,316	(51,294)

Total						$(2,104,575)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $937,166,219.
(b)	The aggregate identified cost on a tax basis is $919,919,542, resulting in gross unrealized appreciation and depreciation of $90,275,232 and $60,578,312, respectively, or net unrealized appreciation of $29,696,920.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $644,914, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$41,184,807	$251,021,403	$272,592,879	$26,275	$19,613,331
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,761,730, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,241,338.

(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,436,678 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	16.0%
	Financials	15.8
	Consumer staples	14.2
	Telecommunication services	10.6

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,395,528 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,324,349 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$18,123,068	$—	$—
Belgium	—	17,443,014	—
Brazil	—	—	644,914
Canada	7,307,802	—	—
China	30,050,894	—	—
Denmark	—	8,503,596	—
Finland	—	10,462,555	—
France	—	83,629,876	—
Germany	—	40,629,842	—
Hong Kong	7,604,081	—	—
India	14,003,689	—	—
Ireland	—	42,848,063	—
Israel	5,906,736	—	—
Italy	—	44,298,930	—
Japan	168,531,288	—	—
Netherlands	—	47,030,957	—
New Zealand	9,503,030	—	—
Spain	9,506,532	17,073,475	—
Sweden	—	30,259,355	—
Switzerland	—	26,179,729	—
Turkey	4,503,757	—	—
United Kingdom	5,251,924	228,320,095	—
United States	24,741,794	—	—
Total common stocks	305,034,595	596,679,487	644,914
Preferred stocks	9,483,455	—	—
Short-term investments	20,643,331	17,130,680	—

Totals by level	$335,161,381	$613,810,167	$644,914

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,104,575)	$—

Totals by level	$—	$(2,104,575)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$4,150,547	$6,255,122

Total	$4,150,547	$6,255,122

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$353,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$749,049	$700,135	$556,643	$99,725	$—	$—	$1,511,450	$198,409	$335,136	$—	$4,150,547

	Total Assets	$—	$749,049	$700,135	$556,643	$99,725	$—	$—	$1,511,450	$198,409	$335,136	$—	$4,150,547

	Liabilities:
	Forward currency contracts#	372,788	714,773	102,141	1,786,629	142,421	369,268	531,351	852,767	606,906	724,784	51,294	6,255,122

	Total Liabilities	$372,788	$714,773	$102,141	$1,786,629	$142,421	$369,268	$531,351	$852,767	$606,906	$724,784	$51,294	$6,255,122

	Total Financial and Derivative Net Assets	$(372,788)	$34,276	$597,994	$(1,229,986)	$(42,696)	$(369,268)	$(531,351)	$658,683	$(408,497)	$(389,648)	$(51,294)	$(2,104,575)
	Total collateral received (pledged)##†	$(247,926)	$—	$597,994	$(899,733)	$10,000	$(369,268)	$(276,918)	$420,000	$(252,924)	$(253,924)	$—
	Net amount	$(124,862)	$34,276	$—	$(330,253)	$(52,696)	$—	$(254,433)	$238,683	$(155,573)	$(135,724)	$(51,294)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016